Annual Total Returns - VY Clarion Global Real Estate Portfolio (Custom) [BarChart] - Custom - VY Clarion Global Real Estate Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(5.62%)
2012	25.17%
2013	3.29%
2014	13.40%
2015	(1.99%)
2016	0.23%
2017	10.20%
2018	(9.10%)
2019	23.99%
2020	(5.37%)